Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2019			December 31, 2018
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
Lease liabilities (notes 3 and 22)	434.3	1,062.1	1,496.4	—	—	—
Payables related to cost of sales	—	778.4	778.4	—	616.8	616.8
Salaries and employee benefit liabilities	354.9	79.7	434.6	315.1	61.2	376.3
Deferred gift card, hospitality and other revenue	21.2	351.6	372.8	24.7	336.4	361.1
Pension and post retirement liabilities (note 21)	338.8	21.8	360.6	232.0	21.1	253.1
Amounts withheld and accrued taxes	314.7	31.5	346.2	269.8	29.5	299.3
Advances and deposits from customers	—	109.6	109.6	—	55.9	55.9
Income taxes payable	47.5	30.9	78.4	58.2	21.9	80.1
Accrued legal and professional fees	57.3	11.4	68.7	61.1	10.7	71.8
Accrued interest expense	64.9	2.2	67.1	63.2	3.0	66.2
Accrued rent, storage and facilities costs	16.4	8.8	25.2	26.9	103.7	130.6
Amounts payable for securities purchased but not yet settled	6.2	—	6.2	19.2	29.8	49.0
Administrative and other	423.8	246.1	669.9	433.7	226.1	659.8
	2,080.0	2,734.1	4,814.1	1,503.9	1,516.1	3,020.0

Current	869.9	1,594.1	2,464.0	870.4	1,173.6	2,044.0
Non-current	1,210.1	1,140.0	2,350.1	633.5	342.5	976.0
	2,080.0	2,734.1	4,814.1	1,503.9	1,516.1	3,020.0